Goodwill (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,631,771	$ 1,631,094	$ 484,877	$ 454,295
Bachoco istmo and peninsula regions [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 212,833	$ 212,833	$ 212,833
Projection period (years)	5	5	5
Annual discount rate	13.17%	12.52%	12.91%
Annual growth rate	3.00%	3.00%	2.70%
Campi [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 88,015	$ 88,015	$ 88,015
Projection period (years)	5	5	5
Annual discount rate	13.17%	12.52%	12.91%
Annual growth rate	3.00%	3.00%	2.10%
Ok farms morris hatchery, inc. arkansas [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 65,233	$ 65,200	$ 68,449
Projection period (years)	5	5	5
Annual discount rate	5.87%	6.14%	8.62%
Annual growth rate	0.00%	0.00%	0.00%
Ok farms morris hatchery, inc. georgia [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 110,147	$ 110,091	$ 115,580
Projection period (years)	5	5	5
Annual discount rate	5.87%	6.14%	8.62%
Annual growth rate	0.00%	0.00%	0.00%
Ok Foods- Albertville Quality Foods, Inc [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,155,543	$ 1,154,955
Projection period (years)	5	5
Annual discount rate	5.87%	6.14%
Annual growth rate	0.00%	0.00%